Financial instruments (Details 28) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial instruments [Line Items]
Current financial assets at amortised cost	$ 1,534,588	$ 1,357,265
Current, financial assets at fair value through profit or loss	19,801	20,931
Current, total financial assets	1,554,389	1,378,196
Non-current financial assets at amortised cost	1,785	2,350
Non-current, financial assets at fair value through profit or loss	8,703	17,056
Non-current, total financial assets	10,488	19,406
Financial assets at amortised cost	1,536,373	1,359,615
Total, financial assets at fair value through profit or loss	28,504	37,987
Total, total financial assets	485,689	1,397,602
Cash and cash equivalent [Member]
Financial instruments [Line Items]
Current financial assets at amortised cost	588,530	556,066
Non-current financial assets at amortised cost	0	0
Financial assets at amortised cost	588,530	556,066
Trade receivables due from related parties [Member]
Financial instruments [Line Items]
Current financial assets at amortised cost	61,227	42,790
Non-current financial assets at amortised cost	0	0
Financial assets at amortised cost	61,227	42,790
Term deposits [Member]
Financial instruments [Line Items]
Current financial assets at amortised cost	485,689	291,790
Non-current financial assets at amortised cost	75	75
Financial assets at amortised cost	485,764	291,865
Loans and receivables, category [member]
Financial instruments [Line Items]
Current financial assets at amortised cost	399,142	466,619
Non-current financial assets at amortised cost	1,710	2,275
Financial assets at amortised cost	400,852	468,894
Hedging assets [Member]
Financial instruments [Line Items]
Current, financial assets at fair value through profit or loss	17,270	18,238
Non-current, financial assets at fair value through profit or loss	3,918	13,425
Total, financial assets at fair value through profit or loss	21,188	31,663
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Financial instruments [Line Items]
Current, financial assets at fair value through profit or loss	2,531	2,693
Non-current, financial assets at fair value through profit or loss	0	0
Total, financial assets at fair value through profit or loss	2,531	2,693
Investments in equity instruments designated at fair value through other comprehensive income [member]
Financial instruments [Line Items]
Current, financial assets at fair value through profit or loss	0	0
Non-current, financial assets at fair value through profit or loss	4,785	3,631
Total, financial assets at fair value through profit or loss	$ 4,785	$ 3,631